Consolidated Statement of Changes in Equity - INR (₨) ₨ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share based payment reserve [Member]	Other components of equity [Member]	Retained earnings /(accumulated deficit) [Member]	Equity attributable to owners of parent [Member]	Non-controlling interest [Member]	Compulsorily Convertible Debentures [Member]
Balance at the Beginning at Mar. 31, 2020	₨ 11,351,308	₨ 1,805,047	₨ 19,358,022	₨ 351,054	₨ 93,617	₨ (10,256,432)	₨ 11,351,308	₨ 0
Statement [Line Items]
Total comprehensive income for the year	1,528,626	0	0	0	(3,236)	1,531,862	1,528,626	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	245,490	30,148	215,342				245,490
Call money received	0						0
Transaction costs related to equity	0						0
Transferred from share based payment reserve on exercise of ESOP	0		54,765	(54,765)			0
ESOP Expenses	40,051			40,051			40,051
Balance at the Ending at Mar. 31, 2021	13,165,475	1,835,195	19,628,129	336,340	90,381	(8,724,570)	13,165,475	0
Statement [Line Items]
Total comprehensive income for the year	1,244,863	0	0	0	(13,082)	1,257,945	1,244,863	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	42,992	5,043	37,949				42,992
Call money received	0						0
Transaction costs related to equity	0						0
Transferred from share based payment reserve on exercise of ESOP	0		10,089	(10,089)			0
ESOP Expenses	22,873			22,873			22,873
Balance at the Ending at Mar. 31, 2022	14,476,203	1,840,238	19,676,167	349,123	77,299	(7,466,624)	14,476,203	0	₨ 0
Statement [Line Items]
Total comprehensive income for the year	643,349	0	0	0	(31,173)	674,522	643,349	0	0
Reclassification Compulsorily Convertible Debentures	2,000,000	0	0	0	0	0	0	0	2,000,000
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	9,906	930	8,976				9,906		0
Call money received	0						0		0
Transaction costs related to equity	(2,799)					(2,799)	(2,799)		0
Transferred from share based payment reserve on exercise of ESOP	6,968				6,968		6,968		0
ESOP Expenses	12,061			12,061			12,061		0
Balance at the Ending at Mar. 31, 2023	₨ 17,145,688	₨ 1,841,168	₨ 19,685,143	₨ 361,184	₨ 53,094	₨ (6,794,901)	₨ 15,157,516	₨ 0	₨ 2,000,000